UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Endeavour Capital Advisors, Inc.
Address: 289 Greenwich Avenue
	 Greenwich CT 06830

Form 13F File Number:   28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Glenn M. Hofsess
   Title:   Chief Financial Officer
   Phone:   203-618-0101

Signature, Place and Date of Signing:



   /s/ Glenn M. Hofsess        Greenwich, CT        November 13, 2003

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

                              FORM 13F SUMMARY PAGE

Endeavour Capital Advisors, Inc.
28-10420

Report Summary:

         Number of other Included Managers:                 NONE
         Form 13F Information Table Entry Total               39
         Form 13F Information Table Value Total:        $266,917 (thousands)
	 List of Other Included Managers:                   NONE


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        ITEM 1             ITEM 2         ITEM 3        ITEM 4       ITEM 5    ITEM 6        ITEM 7     ITEM 8

                                                                    SHARES OR                         VOTING
                                                     FAIR MARKET    PRINCIPAL  INVESTMENT             AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER VALUE (X$1,000)   AMOUNT    DISCRETION   MANAGERS     SOLE   SHARED NONE

ASTORIA FINANCIAL CO   OTC IS           046265104            3,510      113,600    SOLE                113,600
AMERICAN INTL GROUP    COMMON           026874107            3,416       59,200    SOLE                 59,200
AFFILIATED MANAGERS    COMMON           008252108            2,342       37,300    SOLE                 37,300
BANK OF AMERICA CORP   COMMON           060505104           11,729      150,300    SOLE                150,300
BANK OF NEW YORK CO    COMMON           064057102            3,883      133,400    SOLE                133,400
COUNTRYWIDE FINANCIA   COMMON           222372104            4,196       53,600    SOLE                 53,600
COMERICA INC           COMMON           200340107           11,436      245,400    SOLE                245,400
CHICAGO MECNATILE EX   OTC IS           167760107            5,959       86,600    SOLE                 86,600
GOLDEN WEST FINANCIA   COMMON           381317106            4,825       53,900    SOLE                 53,900
HARTFORD FINANCIAL S   COMMON           416515104            8,642      164,200    SOLE                164,200
HANCOCK JOHN FINL SV   COMMON           41014S106            3,698      109,400    SOLE                109,400
JANUS CAP GROUP INC    COMMON           47102X105            1,505      107,700    SOLE                107,700
KEYCORP NEW            COMMON           493267108            7,671      300,000    SOLE                300,000
LEHMAN BROTHERS HOLD   COMMON           524908100           15,806      228,800    SOLE                228,800
MERRILL LYNCH & CO I   COMMON           590188108            3,704       69,200    SOLE                 69,200
MANULIFE FINANCIAL CORPOTC IS           56501R106              484       15,300    SOLE                 15,300
M & T BANK CORP COM    COMMON           55261F104            6,286       72,000    SOLE                 72,000
NATIONAL CITY CORP     COMMON           635405103            9,592      325,600    SOLE                325,600
NORTH FORK BANCORP     COMMON           659424105            1,208       36,000    SOLE                 36,000
NATIONWIDE FINANCIAL   COMMON           638612101            3,764      120,100    SOLE                120,100
NEW YORK COMMUNITY B   OTC IS           649445103           25,505      809,420    SOLE                809,420
PMI GROUP INC          COMMON           69344M101           13,257      392,800    SOLE                392,800
PHOENIX COMPANIES IN   OTC IS           71902E109            2,246      194,500    SOLE                194,500
PRUDENTIAL FINANCIAL   OTC IS           744320102            6,045      161,800    SOLE                161,800
PLATINUM UNDERWRITERS  OTC IS           G7127P100              698       26,900    SOLE                 26,900
EVEREST REINSURANCE    COMMON           G3223R108            9,545      127,000    SOLE                127,000
ROSLYN BANCORP INC     OTC IS           778162107            8,890      378,300    SOLE                378,300
***SCOTTISH ANNUNITY   OTC IS           G7885T104            1,732       71,700    SOLE                 71,700
SILICON VALLEY BANCS   OTC IS           827064106            2,760      100,000    SOLE                100,000
SOVEREIGN BANCORP IN   OTC IS           845905108            2,176      117,300    SOLE                117,300
UNIONBANCAL CORP       COMMON           908906100            7,526      151,740    SOLE                151,740
USB HOLDING CO INC     COMMON           902910108            2,456      139,965    SOLE                139,965
UNUMPROVIDENT CORP     COMMON           91529Y106            7,776      526,500    SOLE                526,500
US BANCORP DEL         COMMON           902973304           11,693      487,400    SOLE                487,400
WACHOVIA CORP 2ND NE   COMMON           929903102            6,022      146,200    SOLE                146,200
WELLS FARGO & CO (PO   COMMON           949746101           12,139      235,700    SOLE                235,700
WASHINGTON MUTUAL IN   COMMON           939322103           10,081      256,050    SOLE                256,050
***WILLIS GROUP HOLD   OTC IS           G96655108           20,157      655,500    SOLE                655,500
ZIONS BANCORPORATION   OTC IS           989701107            2,559       45,700    SOLE                 45,700
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